Subsequent events	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Subsequent events
Note 33 Subsequent events
On November 2, 2020, we issued $1,250 million of LRCN Series 2, at a price per note of $1,000, with recourse limited to assets held by a third party trustee in a consolidated trust. The trust assets in respect of LRCN Series 2 consist of $1,250 million of our Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BR (Series BR) issued concurrently with LRCN Series 2 at a price of $1,000 per Series BR. LRCN Series 2 bear interest at a fixed rate of 4% per annum until February 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 3.617% until maturity on February 24, 2081.